091-18325 fm

For Internal Use Only
Sec File No. 9-

RECEIVED
2015 FEB 23 PM 12:21
SEC / MR

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SEC
Mail Processing
Section
FEB 20 2015
Washington DC
404

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

15000247

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-deal[redacted]
See Attached.
3. Class of New Derivative Securities Product:
See Attached.
4. Name of Underlying Instrument:
See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades: See Attached.
8. Settlement Methodology of New Derivative Securities Product:
Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: 913-815-7154

Manual Signature of Official Responsible for Form:

Date: February 19, 2015

Act	Securities Exchange Act of 1934
Public Availability:	FEB 20 2015

SEC 2449 (6-01)

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON EDGA EXCHANGE, INC.
COMMENCING ON FEBRUARY 13, 2015

(6) Ticker Symbol	(2) Type of Issuer of NDSP	(3) Class of NDSP	(4) Name of Underlying Instrument	(7) Market(s) upon Which Securities Comprising Underlying Instrument Trades	(5) Broad or Narrow
KEMP	Trust	Investment Company Units	FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index	World	Broad
GDJJ	Trust	Investment Company Units	Market Vectors Global Junior Gold Miners Index	World	Broad
GDJS	Trust	Investment Company Units	Market Vectors Global Junior Gold Miners Index	World	Broad
GDXS	Trust	Investment Company Units	NYSE Arca Gold Miners Index	World	Broad
GDXX	Trust	Investment Company Units	NYSE Arca Gold Miners Index	World	Broad

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RECEIVED
2015 FEB 23 PM 12:21
SEC / MR

SEC
Mail Processing
Section
FEB 20 2015
Washington DC
404

February 19, 2015

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Form 19b-4(e) – EDGA Exchange, Inc.

Ms. Jackson,

On behalf of EDGA Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information five (5) derivative securities products that commenced trading on EDGA Exchange on February 13, 2015. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

of 1934

FEB 20 2015

TEL. 913.815.7000 | FAX. 913.815.7119 | 8050 MARSHALL DRIVE, SUITE 120 | LENEXA, KS 66214-1585 | BATSTRADING.COM